Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Value of Financial Instruments

NOTE 3—FAIR VALUE OF FINANCIAL INSTRUMENTS

Pursuant to the accounting guidance for fair value measurements and its subsequent updates, fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance establishes a three-tier fair value hierarchy that requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1—observable inputs which include quoted prices in active markets for identical assets of liabilities.

Level 2—inputs which include observable inputs other than Level 1, such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—inputs which include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the underlying asset or liability. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

The Company’s financial assets at March 31, 2013 and June 30, 2012 included money market funds which were valued based on quoted prices in active markets for substantially similar assets and, therefore, were Level 1 instruments. Additionally, at March 31, 2013 and June 30, 2012 the Company had debt associated with its Loan and Security Agreement with East West Bank (See Note 8). The fair value of the Company’s debt was estimated based on the current rates offered to the Company for debt with similar terms and remaining maturities and were therefore Level 2 instruments.

As of March 31, 2013 and June 30, 2012, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	March 31, 2013				June 30, 2012
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$165,242	$165,242	$—	$—	$108,228	$108,228	$—	$—
Liabilities:
Debt	$77,369	$—	$77,369	$—	$29,591	$—	$29,591	$—

NOTE 3—FAIR VALUE OF FINANCIAL INSTRUMENTS

Pursuant to the accounting guidance for fair value measurements and its subsequent updates, fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance establishes a three-tier fair value hierarchy that requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1—observable inputs which include quoted prices in active markets for identical assets or liabilities.

Level 2—inputs which include observable inputs other than Level 1, such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—inputs which include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the underlying asset or liability. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

The Company’s financial assets at June 30, 2012 and 2011 included money market funds which were valued based on quoted prices in active markets for substantially similar assets and, therefore, were Level 1 instruments. Additionally, at June 30, 2012 the Company had debt associated with its Loan and Security Agreement with East West Bank (See Note 8). The fair value of the Company’s debt was estimated based on the current rates offered to the Company for debt with the same remaining maturities.

As of June 30, 2012 and 2011, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	June 30, 2012				June 30, 2011
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$108,228	$108,228	$—	$—	$43,572	$43,572	$—	$—
Liabilities:
Debt	$29,591	$—	$29,591	$—	$—	$—	$—	$—